Interim Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Research and development, net	$ 14,182	$ 13,314
Marketing expenses	918	1,133
General and administrative	3,856	3,031
Total operating loss	18,956	17,478
Financial income, net	(315)	(2,132)
Loss before taxes on income	18,641	15,346
Tax on income	164	4
Net loss	18,805	15,350
Net comprehensive loss	$ 18,805	$ 15,350
Net loss per share, basic (in Dollars per share)	$ (0.25)	$ (0.22)
Net loss per share, diluted (in Dollars per share)	$ (0.25)	$ (0.22)
Weighted-average shares used in computing net loss per share, basic (in Shares)	75,452,040	69,789,717
Weighted-average shares used in computing net loss per share, diluted (in Shares)	75,452,040	69,789,717